Commitments and Contingencies - Maturity of Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Maturity of leases
2025	$ 258	$ 193
2026	265	239
2027	269	160
2028	167	163
2028		167
Thereafter		200
Total undiscounted lease payments	1,223	1,122
Less effects of discounting	(208)	(223)
Less current lease liability	(183)	(126)	$ (50)	$ (48)	$ (70)	$ (92)
Total operating lease liability, net of current portion	$ 832	$ 773	$ 718	$ 742	$ 744	$ 745